Interest in joint venture - Reconciliation to the carrying amount in statements of profit or loss and other comprehensive income (Details) - USD ($)			6 Months Ended			11 Months Ended	12 Months Ended
	Nov. 26, 2021	Feb. 01, 2019	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Nov. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Revenue			$ 143,760,317		$ 136,477,480		$ 275,852,753	$ 65,179,515	$ 9,233,089
Loss for the year			(18,448,268)		25,875,418		(10,217,528)	(995,126)	(20,803,285)
Other comprehensive income			(4,775,936)	$ 407,945	(147,833)		260,112	1,581,372	154,055
Total comprehensive income			(181,939,027)	$ (165,748,421)	(8,008,309)		(173,756,730)	(382,513)	(20,041,146)
Interest income			$ 927		$ 2,018		3,980	8,043	$ 15,506
Group's share of joint venture's net assets								570,704
Impairment loss on interest in joint venture							$ 176,227
Beijing CircleDNA Gene Technology Co., Ltd
Disclosure of joint ventures [line items]
Revenue						$ 191,094		608,086
Loss for the year						(805,639)		(2,518,491)
Other comprehensive income						31,351		98,005
Total comprehensive income						(774,288)		(2,420,486)
Depreciation and amortization						929		18,512
Interest income						$ 1,885		5,983
Interest expense								(371)
Gross amounts of joint venture's net assets								$ 1,268,231
Equity interest	45.00%	45.00%				0.00%		45.00%
Group's share of joint venture's net assets								$ 570,704
Carrying amount of the Group's interest								570,704
Impairment loss on interest in joint venture								$ 570,704